Acquisitions (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition - Preliminary Fair Value [Member] - USD ($) $ in Thousands	Oct. 01, 2021	Apr. 01, 2021	Jul. 07, 2020	Apr. 08, 2020	Jan. 15, 2020
Viridian Sciences [Member]
Acquisitions (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition [Line Items]
Accounts receivable		$ 556
Prepaid expenses and other current assets		148
Capitalized software		423
Acquired technology		470
Customer relationships		820
Acquired trade name		20
Goodwill		5,408
Accounts payable and accrued expenses		(350)
Deferred tax liabilities		(307)
Deferred revenue		(1,000)
Net assets acquired		$ 6,188
365 Cannabis [Member]
Acquisitions (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition [Line Items]
Accounts receivable	$ 486
Prepaid expenses and other current assets	261
Fixed Assets	93
Non-compete agreement	80
Acquired technology	1,040
Customer relationships	13,810
Acquired trade name	270
Goodwill	14,043
Accounts payable and accrued expenses	(826)
Deferred tax liabilities	(2,642)
Deferred revenue	(3,300)
Net assets acquired	23,842
Cash	$ 527
Trellis Solutions, Inc [Member]
Acquisitions (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition [Line Items]
Accounts receivable				$ 91
Other assets				6
Acquired technology				210
Customer relationships				220
Acquired trade name				80
Goodwill				3,216
Accounts payable and accrued expenses				(284)
Deferred revenue				(31)
Net assets acquired				3,529
Cash				$ 21
solo sciences, inc. [Member]
Acquisitions (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition [Line Items]
Prepaid expenses and other current assets					$ 22
Furniture, fixtures, and equipment					2
Acquired technology					7,160
Acquired trade name					340
Goodwill					17,025
Accounts payable and accrued expenses					(1,158)
Fair value of noncontrolling interests					(5,553)
Net assets acquired					17,939
Cash					$ 101
Ample Organics [Member]
Acquisitions (Details) - Schedule of preliminary fair values of assets acquired and liabilities assumed as of the date of acquisition [Line Items]
Accounts receivable			$ 917
Prepaid expenses and other current assets			595
Furniture, fixtures, and equipment			1,327
Acquired technology			850
Customer relationships			2,660
Acquired trade name			285
Goodwill			25,806
Accounts payable and accrued expenses			(805)
Deferred revenue			(549)
Net assets acquired			31,531
Cash			$ 445